property, plant and equipment	6 Months Ended
Jun. 30, 2025
property, plant and equipment
property, plant and equipment
17	property, plant and equipment

		Owned assets							Right-of-use lease assets (Note 19)
			Buildings and	Computer			Assets
		Network	leasehold	hardware		Investment	under		Network
(millions)	Note	assets	improvements	and other	Land	property	construction	Total	assets	Real estate	Other	Total	Total
AT COST
Balance as at January 1, 2025		$37,384	$3,982	$1,871	$88	$46	$505	$43,876	$1,733	$2,549	$122	$4,404	$48,280
Additions		368	33	23	—	—	409	833	384	173	7	564	1,397
Additions arising from business acquisitions	18(b)	—	5	4	—	—	—	9	—	20	—	20	29
Assets under construction put into service		68	27	42	—	—	(137)	—	—	—	—	—	—
Dispositions, retirements and other		(411)	(25)	(28)	—	—	—	(464)	—	(7)	(51)	(58)	(522)
Net foreign exchange differences		(3)	(6)	(10)	—	—	—	(19)	—	(14)	—	(14)	(33)
Balance as at June 30, 2025		$37,406	$4,016	$1,902	$88	$46	$777	$44,235	$2,117	$2,721	$78	$4,916	$49,151
ACCUMULATED DEPRECIATION
Balance as at January 1, 2025		$25,519	$2,467	$1,328	$—	$—	$—	$29,314	$247	$1,329	$53	$1,629	$30,943
Depreciation [1]		767	79	88	—	1	—	935	118	129	11	258	1,193
Dispositions, retirements and other		(403)	(13)	(33)	—	—	—	(449)	—	(13)	(55)	(68)	(517)
Net foreign exchange differences		(2)	(3)	(6)	—	—	—	(11)	—	(12)	—	(12)	(23)
Balance as at June 30, 2025		$25,881	$2,530	$1,377	$—	$1	$—	$29,789	$365	$1,433	$9	$1,807	$31,596
NET BOOK VALUE
Balance as at December 31, 2024		$11,865	$1,515	$543	$88	$46	$505	$14,562	$1,486	$1,220	$69	$2,775	$17,337
Balance as at June 30, 2025		$11,525	$1,486	$525	$88	$45	$777	$14,446	$1,752	$1,288	$69	$3,109	$17,555

1	For the six-month periods ended June 30, 2025, depreciation includes $2 in respect of impairment of real estate right-of-use lease assets.

As at June 30, 2025, our contractual commitments for the property, plant and equipment acquisitions totalled $228 million over a period ending December 31, 2027 (December 31, 2024 – $267 million over a period ending December 31, 2027).